Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule if financial instruments

	As of December 31, 2025		As of December 31, 2024
(SEK in thousands)	Fair value through profit or loss	Amortized cost	Fair value through profit or loss	Amortized cost
Financial assets
Deposits	-	2,573	-	12,422
Trade receivables	-	21,015	-	21,148
Accrued income	-	29,516	-	34,121
Other receivables	-	38,499	-	40,263
Restricted cash	-	-	-	32,869
Cash	-	278,825	-	74,165

Financial liabilities
Loans and borrowings (current and non-current)	-	16,240	-	-
Convertible debenture	-	207,716	-	379,795
Lease liabilities	-	642,553	-	641,507
Trade and other payables (current and non-current)	-	277,089	-	376,292
Liabilities associated with cash advances	-	354,842	-	166,216
Derivative instruments (warrants)	128,381	-	1,432	-
Embedded derivative (convertible debt)	4,603	-
Other liabilities	-	30,086	-	20,608
Accrued expenses	-	146,786	-	84,681

Schedule of loans and borrowings

	As of December 31,
(SEK in thousands)	2025	2024
Borrowings measured at amortized cost
Liabilities to credit institutions	16,240	-

Classified as:
Long-term	12,180	-
Short-term	4,060	-
	16,240	-

Schedule if promissory note

	As of December 31,
(SEK in thousands)	2025	2024
Borrowings measured at amortized cost
Convertible debt instrument, host component	207,716	379,795

Classified as:
Long-term	-	379,795
Short-term	207,716	-
	207,716	379,795

Schedule of fair values of financial assets and financial liabilities

		As of December 31,
(SEK in thousands)	Level	2025	2024
Financial liabilities
Embedded derivative (convertible debentures)	3	4,603	-
Derivative instruments (warrants)	3	128,381	1,432
Financial liabilities		132,984	1,432

There have been no transfers between levels 1, 2, and 3 during the current or previous year.

(Amounts in thousands)	Derivative instruments
As of 1 January, 2024	45,028
Profit or loss reported:
Net gains on financial assets or liabilities measured at fair value through profit or loss	(51,315)
Finance costs	7,719
As of December 31, 2024	1,432
Profit or loss reported:
Net losses on financial assets or liabilities measured at fair value through profit or loss	129,262
Finance costs	2,290
As of December 31, 2025	132,984

Schedule of financial assets and liabilities in foreign currencies

	As of December 31,
	2025	2024	2025	2024
(Amounts in thousands)	Liabilities		Assets
USD	594,212	613,061	208,058	56,884
EUR	201,799	23,279	69,928	34,690
NOK	45,413	2,234	38,251	20,816
Others	26,964	4,947	4,757	6,419

Schedule of Currency exchange rate sensitivity analysis

	For the year ended December 31,
	2025	2024	2025	2024
(Amounts in thousands)	Impact USD		Impact EUR
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	38,615	55,618	20,806	1,141

	For the year ended December 31,
	2025	2024	2025	2024
(Amounts in thousands)	Impact NOK		Others
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	716	1,858	2,221	320

If on balance sheet date all exchange rates were to change by 10% in an unfavorable direction, the effect on equity would be approximately SEK 49,845 thousand (2024: SEK 36,478 thousand).

	As of December 31,
(SEK in thousands)	2025	2024
USD	(48,356)	(27,306)
EUR	(679)	(5,738)
NOK	(188)	(2,693)
Others	(622)	(741)
Effect on equity	(49,845)	(36,478)

Schedule of Interest rate risk management

	Interest-bearing debt		Effect on earnings of a 100- basis point increase in interest rates on debt and derivatives
	For the year ended December 31,		For the year ended December 31,
(SEK in thousands)	2025	2024	2025	2024
Interest expense on liabilities to credit institutions	14,289	119,229	143	1,192
Interest expense on convertible debentures	445,181	40,648	4,452	406

Schedule of credit risk exposure

	For the year ended December 31,
(SEK in thousands)	2025	2024
Deposits	2,573	12,422
Trade receivables	21,015	21,148
Accrued income	29,516	34,121
Restricted cash	-	32,869
Cash	278,825	74,165
Total	331,929	174,725

Schedule of trade receivable

	As of December 31,
	2025		2024
(SEK in thousands)	Gross	Write off	Gross	Write off
Receivables not past due	5,511	-	9,917	-
Receivables past due by
0-30 days	616	-	6,457	(644)
31-90 days	3,646	-	3,052	(3,151)
91-120 days	365	-	5,517	-
120 days or more	15,578	(4,701)	-	-
Trade receivable	25,716	(4,701)	24,943	(3,795)

Schedule of financial liabilities

	< 1 month	1-3 months	3-12 months	1-2 years	2-5 years	5+ years	Total contractual cash flow	Total carrying value
	TSEK	TSEK	TSEK	TSEK	TSEK	TSEK	TSEK	TSEK
December 31, 2024
Convertible debenture	-	-	-	-	379,795	-	379,795	379,795
Lease liabilities	-	-	76,210	55,079	98,953	411,265	641,507	641,507
Trade payables	376,292	-	-	-	-	-	376,292	376,292
Liabilities associated with cash advances	10,123	48,024	108,069	-	-	-	166,216	166,216
Accrued Expenses	84,684	-	-	-	-	-	84,684	84,684
December 31, 2025
Convertible debenture	-	-	207,716	-	-	-	207,716	207,716
Lease liabilities	6,289	12,578	56,604	105,173	80,400	381,510	642,553	642,553
Trade payables	254,348	2,384	8,969	11,388	-	-	277,089	277,089
Liabilities associated with cash advances	-	89,503	265,339	-	-	-	354,842	354,953
Accrued Expenses	146,786	-	-	-	-	-	146,786	146,786

The convertible debenture may be repaid or converted to shares at the discretion of the holder under certain conditions.

The following table details the group’s liquidity analysis for its derivative financial instruments based on contractual maturities. The table has been drawn up based on the undiscounted net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement. When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	< 1 month	1-3 months	3-12 months	1-2 years	2-5 years	5+ years
	TSEK	TSEK	TSEK	TSEK	TSEK	TSEK
December 31, 2024
Derivative Instruments (Warrants)	-	-	-		1,432	-
December 31, 2025
Derivative Instruments (Warrants)	-	-	-	128,381	-	-
Embedded derivative (Convertible debt)	-	-	4,603	-	-	-

Capital risk management

The capital structure of the Group consists of shareholders’ equity, debt and cash. The Group monitors capital to maintain an appropriate structure that fulfils its strategic objectives, considers the needs of shareholders, and ensures it maintains sufficient funds to continue as a going concern.

The Group manages its capital to ensure that its entities can continue operations even under adverse conditions and to maximize shareholder returns by optimizing the capital structure.